UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04989
Voyageur Mutual Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Class A : VCTFX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.84%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)

Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Class C : DVCTX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)

Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Institutional Class : DCOIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.59%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
TSSR-VCTFX-0425

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Macquarie Tax-Free Arizona Fund
(formerly, Delaware Tax-Free Arizona Fund)
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Macquarie Tax-Free Pennsylvania Fund
(formerly, Delaware Tax-Free Pennsylvania Fund)
Financial statements and other information
For the six months ended February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie Tax-Free Arizona Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.21%
Education Revenue Bonds — 28.01%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,000,870
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	336,343
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,652
144A 6.00% 7/1/47 #	400,000	408,408
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	360,551
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	506,550
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	648,950
Series A 2.375% 7/1/52	1,205,000	731,616
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	1,230,000	1,109,817
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	375,986
(Social Bonds - Equitable School)
Series A 4.00% 11/1/50	1,600,000	1,473,184
Series A 5.00% 11/1/54	500,000	523,665
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,059,940
(Green Bonds) Series A 5.00% 7/1/54	1,000,000	1,066,500
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,000,220
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	252,780
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,200,000	1,226,652
(Creighton University Project) 4.00% 7/1/50	1,000,000	916,560
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,695,060

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	$ 782,488
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	525,000
		16,258,792
Electric Revenue Bonds — 10.67%
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	860,140
4.00% 7/1/42	550,000	550,231
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	30,800
Series AAA 5.25% 7/1/25 ‡	35,000	19,600
Series WW 5.00% 7/1/28 ‡	550,000	308,000
Series XX 4.75% 7/1/26 ‡	35,000	19,600
Series XX 5.75% 7/1/36 ‡	125,000	70,000
Series ZZ 4.75% 7/1/27 ‡	30,000	16,800
Series ZZ 5.25% 7/1/25 ‡	45,000	25,088
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,608,555
Series A 5.00% 1/1/50	1,500,000	1,597,095
Series B 5.25% 1/1/53	1,000,000	1,091,170
		6,197,079
Healthcare Revenue Bonds — 21.67%
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,095,718
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	137,744
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	174,154	31,602
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	125,391	101,177

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 0.00% 1/1/59 ~	517,536	$ 290,865
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	921,070
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	142,493
5.25% 11/15/46	415,000	371,724
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,000,000	953,050
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	172,684
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	257,504
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,000,830
Series F 4.00% 1/1/45	1,750,000	1,656,567
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	724,737
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	336,474
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	304,954
5.00% 7/1/30	105,000	112,679
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	518,624

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	$ 1,021,600
4.00% 8/1/43	1,500,000	1,428,825
		12,580,921
Housing Revenue Bond — 0.95%
Pima County, Arizona Industrial Development Authority Revenue
Series D-1 4.65% 7/1/54	550,000	552,222
		552,222
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.88%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	13,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	8,550
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	771,975
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,008,900
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,191,520
		3,994,445
Lease Revenue Bonds — 2.57%
Arizona Game & Fish Department & Community Beneficial Interest Certificates Revenue
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,590
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	480,000	489,706
		1,491,296
Local General Obligation Bonds — 3.93%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	683,828

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	$ 511,295
Phoenix, Arizona Various Purpose General Obligation Bond
Series A 5.00% 7/1/45	1,000,000	1,088,190
		2,283,313
Special Tax Revenue Bonds — 15.78%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	705,120
4.00% 7/1/52	1,035,000	974,059
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	101,120	64,717
3.081% 11/1/43 •	1,196,556	753,830
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,724,313	1,687,654
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	318,339
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	792,239
Series A-1 5.615% 7/1/46 ^	1,180,000	397,707
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,472,749
Series A-2 4.329% 7/1/40	1,000,000	997,500
		9,163,914
Transportation Revenue Bonds — 5.91%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,255,197
Series B 5.00% 7/1/49 (AMT)	400,000	407,092
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	468,420

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	250,000	$ 298,280
		3,428,989
Water & Sewer Revenue Bond — 0.84%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	500,000	488,440
		488,440
Total Municipal Bonds (cost $58,946,728)		56,439,411

Short-Term Investments — 1.81%
Variable Rate Demand Note — 1.81%¤
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 1.20% 11/15/52 (SPA - Northern Trust)	1,050,000	1,050,000
Total Short-Term Investments (cost $1,050,000)		1,050,000
Total Value of Securities—99.02% (cost $59,996,728)		$57,489,411
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $4,766,519, which represents 8.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free California Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.67%
Education Revenue Bonds — 18.44%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,428,435
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,718,513
(Stanford University)
Series U-7 5.00% 6/1/46	2,985,000	3,548,419
Series V-1 5.00% 5/1/49	2,995,000	3,542,606
Series V-2 2.25% 4/1/51	1,130,000	785,779
Series V-2 5.00% 4/1/51	500,000	591,625
California Enterprise Development Authority Revenue
(Curtis School Foundation Project)
4.00% 6/1/49	1,000,000	959,940
4.00% 6/1/53	1,000,000	956,290
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,401,654
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	993,260
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	980,500
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	1,018,990
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	501,250
(Biola University) 5.00% 10/1/39	1,000,000	1,022,970
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	499,795
Series A 144A 5.375% 11/1/40 #	1,000,000	1,005,570
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	284,865
5.00% 5/15/48	1,000,000	1,023,400
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,035,530
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	817,887

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 665,571
Series A 144A 5.00% 7/1/49 #	300,000	300,234
(Southwestern Law School) 4.00% 11/1/41	575,000	537,815
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	466,960
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,781,687
California School Finance Authority Revenue
144A 5.60% 7/1/64 #	1,000,000	1,005,330
Series A 144A 5.125% 6/1/59 #	1,500,000	1,479,825
Series A 144A 6.00% 6/1/63 #	500,000	509,070
(Aspire Public Schools-Obligated Group)
144A 5.00% 8/1/41 #	225,000	225,081
Series A 144A 5.00% 8/1/45 #	715,000	715,036
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,015,420
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	248,740
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	450,000
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	996,660
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	351,437
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,254,325
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,003,820
Series A 144A 5.00% 8/1/48 #	1,050,000	1,064,490
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	505,700
Series A 144A 5.25% 7/1/51 #	840,000	845,855
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	726,152
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	794,724
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	301,143

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	$ 575,167
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	971,760
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	527,970
144A 5.50% 8/1/47 #	525,000	551,985
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	286,809
Series A 144A 5.125% 6/1/53 #	500,000	508,690
Series A 144A 5.375% 5/1/63 #	1,000,000	1,022,820
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	491,870
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,132,537
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	450,000	446,305
Series BK 5.00% 5/15/52	2,000,000	2,154,080
Series BS 5.00% 5/15/43	2,000,000	2,234,640
Series BS 5.00% 5/15/44	1,000,000	1,110,710
Series BV 5.00% 5/15/45	1,000,000	1,108,410
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	809,900
		59,296,006
Electric Revenue Bonds — 4.67%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,026,144
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,014,360
Series C 5.00% 7/1/40	1,350,000	1,500,161
Series C 5.00% 7/1/42	2,665,000	2,909,993
Series C 5.00% 7/1/44	2,300,000	2,468,383
Series C 5.00% 7/1/45	200,000	213,754
Series D 5.00% 7/1/26	2,000,000	2,041,120
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	196,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	$ 39,200
Series A 6.75% 7/1/36 ‡	185,000	103,600
Series AAA 5.25% 7/1/25 ‡	40,000	22,400
Series CCC 5.25% 7/1/27 ‡	325,000	182,000
Series TT 5.00% 7/1/32 ‡	340,000	190,400
Series TT 5.00% 7/1/37 ‡	1,165,000	652,400
Series WW 5.00% 7/1/28 ‡	470,000	263,200
Series WW 5.25% 7/1/33 ‡	335,000	187,600
Series WW 5.50% 7/1/38 ‡	730,000	408,800
Series XX 4.75% 7/1/26 ‡	45,000	25,200
Series XX 5.25% 7/1/40 ‡	230,000	128,800
Series XX 5.75% 7/1/36 ‡	150,000	84,000
Series ZZ 4.75% 7/1/27 ‡	35,000	19,600
Series ZZ 5.25% 7/1/25 ‡	55,000	30,662
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,324,650
		15,032,427
Healthcare Revenue Bonds — 14.62%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,527,676
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,589,196
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	503,710
(Children's Hospital of Orange County) Series A 5.00% 11/1/49	1,610,000	1,755,286
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,233,267
Series A 4.00% 4/1/49	1,650,000	1,571,130
Series A 5.00% 12/1/44	550,000	598,208
Series A 5.00% 12/1/54	2,500,000	2,655,425
(Episcopal Communities & Services) Series B 5.25% 11/15/58	2,500,000	2,598,150
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	2,000,000	1,977,800
Subseries A-2 5.00% 11/1/47	3,400,000	3,940,362
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	2,000,000	1,958,340

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects)
Series A 5.25% 7/1/49	2,350,000	$ 2,500,682
Series A 5.25% 7/1/54	1,500,000	1,572,555
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	1,205,136
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	256,155
Series B 5.00% 7/1/42	250,000	253,957
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	555,676
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,635
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	518,840
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	626,295
Series A 4.00% 11/15/56	1,075,000	878,587
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	981,210
Series A 144A 5.00% 11/15/51 #	500,000	479,805
Series A 144A 5.00% 11/15/56 #	640,000	604,154
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	913,660
(Emanate Health) Series A 4.00% 4/1/45	500,000	477,200
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	4,000,000	4,256,080
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	915,520
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	492,325
(John Muir Health)
Series A 5.00% 12/1/49	1,945,000	2,097,780

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	$ 1,516,155
Series A 5.25% 12/1/54	1,250,000	1,360,100
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	448,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	477,543
5.00% 7/1/32	900,000	968,544
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	250,438
		47,016,467
Housing Revenue Bonds — 2.81%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,170,915
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	267,312
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,510,738
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,730
Series A 5.25% 5/15/49	1,200,000	1,200,720
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	239,887
National Finance Authority Revenue
(Social Certificates) Series A-4 3.925% 7/20/39 •	1,997,284	1,932,852
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	715,000	716,459
		9,039,613

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.35%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	$ 2,694,850
Series A-1 5.00% 12/1/53 •	1,500,000	1,579,980
Series C 5.25% 1/1/54 •	3,000,000	3,166,950
Series D 5.50% 5/1/54 •	2,000,000	2,124,280
Series G 5.00% 11/1/55 •	2,000,000	2,129,120
(Green Bonds)
Series E 5.00% 2/1/55 •	2,500,000	2,714,975
Series F 5.00% 2/1/55 •	3,500,000	3,806,565
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	81,820
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
Series A 144A 9.50% 1/1/65 (AMT) #, •	3,500,000	3,552,395
Series A-4 144A 8.00% 1/1/50 (AMT) #, •	2,500,000	2,582,325
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,407,482
Series C 7.00% 11/1/34	300,000	367,167
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,602
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	1,000,000	998,940
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,161,220
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,672,083
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,631,810

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	$ 667,080
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,979,251
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	192,332
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	947,828
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	317,656
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,466,359
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	944,120
		46,131,240
Lease Revenue Bonds — 4.84%
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	2,820,550
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,440,164
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,531,819
(May Lee State Office Complex) Series A 5.00% 4/1/49	1,000,000	1,088,770
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,614,510
Series B 4.00% 5/1/46	1,000,000	1,004,950
Garden Grove, California Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,489,050
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,502,450

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Diego County, California Certificates of Participation Revenue
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	$ 1,078,890
		15,571,153
Local General Obligation Bonds — 3.19%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,650,840
Anaheim City, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	987,370
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	803,338
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,159,500
Los Angeles, California Unified School District
Series QRR 5.25% 7/1/49	1,500,000	1,684,440
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	927,800
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,552,970
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,487,820
		10,254,078
Pre-Refunded Bonds — 1.12%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,575
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	25,000	25,191
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	171,816

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	$ 1,005,910
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,009,690
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,100,360
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,242
Series E 4.00% 5/1/50-29 (AMT) §	215,000	217,599
		3,609,383
Special Tax Revenue Bonds — 10.76%
City of Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	738,540
5.25% 9/1/53 (BAM)	1,000,000	1,095,440
City of Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	233,146
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	487,460	311,975
3.108% 11/1/43 •	5,768,137	3,633,926
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,687,763	5,564,005
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,205,000	1,207,229
Series A 5.00% 9/1/48 (BAM)	1,000,000	1,097,300
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	192,970
Series A 4.25% 9/1/47	300,000	284,793

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	$ 530,565
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	533,900
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,855,000	4,831,065
Series A-1 5.00% 7/1/58	1,975,000	1,983,315
Series A-1 5.319% 7/1/51 ^	23,429,000	5,838,741
Series A-1 5.634% 7/1/46 ^	10,820,000	3,646,773
Series A-2 4.329% 7/1/40	1,595,000	1,591,012
Tejon Ranch Public Facilities Finance Authority Revenue
(Tejon Industrial Complex Public Improvements - East) Series A 5.00% 9/1/54	1,000,000	1,032,520
Tulare, California Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,343
		34,597,558
State General Obligation Bonds — 8.08%
California State
5.00% 9/1/44	1,500,000	1,670,310
5.50% 8/1/54	2,250,000	2,557,283
(Various Purpose)
3.00% 3/1/46	3,250,000	2,733,510
4.00% 8/1/36	1,000,000	1,006,590
4.00% 9/1/42	1,750,000	1,787,240
5.00% 4/1/32	1,000,000	1,143,970
5.00% 9/1/36	2,000,000	2,321,940
5.00% 9/1/44	2,000,000	2,227,080
5.25% 10/1/45	3,295,000	3,687,698
5.25% 10/1/50	2,500,000	2,752,775
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,212,288
Series A-1 4.00% 7/1/46	3,154,636	2,878,889
		25,979,573

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.78%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AGM) (AMT)	1,250,000	$ 1,239,300
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,613,307
Series A 5.00% 12/31/43 (AMT)	1,000,000	1,012,540
City of Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	500,190
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,673,498
Series B 5.00% 5/15/46 (AMT)	300,000	301,545
Series B 5.00% 5/15/48	1,650,000	1,768,057
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,972,400
Series F 4.00% 5/15/49 (AMT)	2,200,000	2,056,428
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,420,845
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	2,000,000	2,215,460
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	1,020,000	945,397
Subseries B-2 3.50% 1/15/53 (AGM)	500,000	433,320
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	2,267,151
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	982,180
Series A 4.00% 1/15/46 (BAM)	1,000,000	1,003,700
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	377,872
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,163,276
Sacramento County, California Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	510,815

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	165,000	$ 165,479
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	690,000	639,513
Series B 5.00% 7/1/37 (AMT)	2,000,000	2,047,920
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,557,705
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,051,400
Second Series A 5.25% 5/1/49 (AMT)	3,440,000	3,676,638
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,885,602
Series A 5.00% 5/1/42 (AMT)	2,430,000	2,463,461
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,135,104
		41,080,103
Water & Sewer Revenue Bonds — 3.01%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,174,660
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	320,037
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	255,588
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	1,059,320
Series A 5.00% 1/1/46	885,000	932,002
San Francisco City & County, California Public Utilities Commission Wastewater Revenue
Series C 5.00% 10/1/49	1,500,000	1,648,080
Series C 5.00% 10/1/54	2,000,000	2,182,260

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Jose, California Financing Authority Revenue
(Green Bonds) 5.00% 11/1/47	1,000,000	$ 1,097,150
		9,669,097
Total Municipal Bonds (cost $316,586,749)		317,276,698

Short-Term Investments — 1.09%
Variable Rate Demand Notes — 1.09%¤
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series D 0.60% 4/1/59 (LOC - TD Bank, N.A.)	3,100,000	3,100,000
Series I 1.00% 4/1/59 (LOC - TD Bank, N.A.)	400,000	400,000
Total Short-Term Investments (cost $3,500,000)		3,500,000
Total Value of Securities—99.76% (cost $320,086,749)		$320,776,698
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $45,908,937, which represents 14.28% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments
Macquarie Tax-Free California Fund
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Colorado Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.93%
Education Revenue Bonds — 12.16%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,552,510
Series C 4.00% 3/1/47	1,065,000	1,022,155
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School - Nevada Project) 5.00% 5/15/29	1,230,000	1,249,668
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,038,770
(Aspen View Academy Project)
4.00% 5/1/51	500,000	431,585
4.00% 5/1/61	1,250,000	1,041,100
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,980
Series A 144A 5.25% 7/1/46 #	1,350,000	1,351,498
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,357
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,940
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	908,048
144A 5.00% 12/1/55 #	1,000,000	940,370
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	942,855
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	390,000	390,176
5.00% 12/1/42	540,000	539,995
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,765,960
144A 5.00% 7/1/46 #	500,000	500,040
(Pinnacle Charter School Project) 5.00% 6/1/26	475,000	478,857
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	888,122
5.00% 11/1/54	1,500,000	1,478,715
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	402,800
Series A 4.00% 3/1/36	550,000	552,673

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	$ 1,500,285
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,010,420
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,459,275
Series A 5.00% 12/1/54	1,000,000	1,056,560
University of Colorado Revenue
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	2,000,000	1,911,180
		30,068,894
Electric Revenue Bonds — 5.99%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,966,441
Series A 5.00% 11/15/49	1,200,000	1,298,388
Series A 5.25% 11/15/54	3,000,000	3,298,140
Series B 5.25% 11/15/52	2,000,000	2,168,200
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,794,668
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,028,180
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	95,200
Series AAA 5.25% 7/1/25 ‡	95,000	53,200
Series CCC 5.25% 7/1/27 ‡	705,000	394,800
Series WW 5.00% 7/1/28 ‡	660,000	369,600
Series WW 5.25% 7/1/33 ‡	210,000	117,600
Series WW 5.50% 7/1/17 ‡	460,000	256,450
Series WW 5.50% 7/1/19 ‡	360,000	200,700
Series XX 4.75% 7/1/26 ‡	105,000	58,800
Series XX 5.25% 7/1/40 ‡	1,840,000	1,030,400
Series XX 5.75% 7/1/36 ‡	365,000	204,400
Series ZZ 4.75% 7/1/27 ‡	85,000	47,600
Series ZZ 5.00% 7/1/19 ‡	620,000	345,650
Series ZZ 5.25% 7/1/25 ‡	140,000	78,050
		14,806,467

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 20.30%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	$ 1,089,780
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,922,052
Series A 4.00% 11/15/43	2,290,000	2,222,399
Series A 4.00% 11/15/50	6,015,000	5,632,807
(American Baptist)
7.625% 8/1/33	150,000	111,661
8.00% 8/1/43	1,000,000	648,110
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,202,975
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,565,100
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,669,635
Series A 5.25% 12/1/54	2,000,000	2,127,620
Series A-1 4.00% 8/1/37	1,130,000	1,130,079
Series A-1 4.00% 8/1/38	120,000	119,398
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,425,578
Series A-2 5.00% 8/1/37	1,500,000	1,587,750
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,205,512
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,000,690
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,913,631
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	887,280
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,050,170
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,465,105
Series A 5.00% 5/15/52	1,195,000	1,256,662
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,001,520
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,081
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,546,741
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,534,125

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	$ 615,062
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,014,410
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	690,398
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	956,880
Series A 4.00% 12/1/40	250,000	237,830
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	70,374
		50,201,415
Housing Revenue Bonds — 1.75%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,011,410
Series C-1 4.70% 10/1/59	750,000	760,028
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,547,250
		4,318,688
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.00%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,504,246
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,090
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	925,524
Series A 4.00% 7/15/34	1,100,000	1,117,446
Series A 4.00% 7/15/38	700,000	702,849

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,500,000	$ 1,501,710
Series A 4.00% 7/15/40	2,815,000	2,791,494
Series A 5.00% 7/15/32	1,045,000	1,127,252
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,685,962
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,211,903
		19,783,476
Lease Revenue Bonds — 2.02%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,000,710
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	674,724
5.00% 6/15/36	1,055,000	1,077,609
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	725,753
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,524,420
		5,003,216
Local General Obligation Bonds — 9.75%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,350,327
Series A 5.00% 12/1/48	1,000,000	1,079,390
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,732,230
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,145,978
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AGC)	500,000	483,180

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No.5
Series A 5.25% 12/1/59 (BAM)	2,000,000	$ 2,184,940
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,377,000
Douglas County, Colorado School District No. Re-1 Douglas & Elbert Counties
5.00% 12/15/44	2,500,000	2,737,400
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,059,470
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,048,830
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,076,430
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,741,240
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,038,850
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,070,260
		24,125,525
Pre-Refunded Bonds — 2.10%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,302,262
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,026,360
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,875,667
		5,204,289
Special Tax Revenue Bonds — 18.49%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,543,695
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	763,536
6.375% 12/1/54	1,250,000	1,286,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	$ 962,930
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,738,052
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	692,613
Series A 5.00% 11/1/31	1,495,000	1,544,230
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	377,276	241,457
3.311% 11/1/43 •	4,464,320	2,812,521
(Subordinate) 3.799% 11/1/51 •	1,245,743	677,373
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,343,251
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,647,244	6,505,924
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,027,340
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	477,509
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,264,987
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,005,520
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.696% 7/1/46 ^	10,000,000	3,370,400
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,966,349
Series A-1 5.00% 7/1/58	2,910,000	2,922,251
Series A-1 6.142% 7/1/51 ^	17,857,000	4,450,143
Series A-2 4.536% 7/1/53	3,000,000	2,982,990

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southlands Metropolitan, Colorado District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	$ 504,290
Series A-1 5.00% 12/1/47	300,000	300,405
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,042,890
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	485,621
Series B 5.00% 12/1/36	810,000	811,028
		45,723,955
State General Obligation Bonds — 0.89%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,371,418
Series A-1 4.00% 7/1/46	900,000	821,331
		2,192,749
Transportation Revenue Bonds — 8.40%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	695,736
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,237,463
Series A 4.00% 12/1/48 (AMT)	400,000	372,808
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,557,105
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,037,210
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,060,940
Colorado Bridge & Tunnel Enterprise Revenue
Series B 5.00% 12/1/42	2,000,000	2,233,080
(Senior Infrastructure) Series A 5.25% 12/1/49 (AGM)	2,000,000	2,208,220
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,990,060
5.00% 12/31/56	1,250,000	1,250,000
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,797
		20,784,419

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 6.08%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	$ 3,071,250
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 12/15/52	1,500,000	1,603,320
Series A 5.00% 9/15/54	900,000	970,533
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,604,838
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	508,245
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	942,543
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,713,741
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,498,467
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AGC)	2,000,000	2,134,520
		15,047,457
Total Municipal Bonds (cost $240,491,654)		237,260,550

Short-Term Investments — 2.74%
Variable Rate Demand Notes — 2.74%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 1.50% 7/1/41 (LOC - TD Bank, N.A.)	1,200,000	1,200,000
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 1.05% 5/15/64 (SPA - TD Bank, N.A.)	3,400,000	3,400,000

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
University of Colorado Hospital Authority
1.05% 11/15/39	2,175,000	$ 2,175,000
Total Short-Term Investments (cost $6,775,000)		6,775,000
Total Value of Securities—98.67% (cost $247,266,654)		$244,035,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $15,802,577, which represents 6.39% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit

Summary of abbreviations: (continued)
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Idaho Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.41%
Education Revenue Bonds — 21.74%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	180,000	$ 182,444
Series A 5.00% 4/1/48	435,000	442,599
Series A 5.00% 4/1/54	825,000	876,464
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,245,420
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,325,625
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	672,356
Series A 3.00% 5/1/41	3,150,000	2,552,098
Series A 4.00% 5/1/56	1,585,000	1,343,874
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	934,550
Series A 144A 6.00% 7/1/39 #	370,000	382,458
Series A 144A 6.00% 7/1/49 #	595,000	608,376
Series A 144A 6.00% 7/1/54 #	570,000	581,121
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	858,720
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	446,326
Series A 4.00% 5/1/55	305,000	256,316
Series A 144A 5.00% 12/1/38 #	2,050,000	2,057,032
Series A 144A 5.00% 12/1/46 #	1,000,000	978,140
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	802,550
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	538,670
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	551,638
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,586,510
Series A 4.00% 5/1/55	1,100,000	928,928
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,497,630
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,048,770
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,335,826
4.00% 4/1/29	275,000	277,866
Series A 4.00% 4/1/37	350,000	358,277
Series A 4.50% 4/1/52	1,750,000	1,765,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 5.25% 4/1/42	605,000	$ 665,095
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	687,330
Series A 5.00% 4/1/35 (AGM)	705,000	776,713
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	340,000	354,181
		29,919,863
Electric Revenue Bonds — 7.21%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,600
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,823,232
5.00% 9/15/37	825,000	933,091
5.00% 9/15/39	2,000,000	2,236,800
5.00% 9/15/36	1,000,000	1,135,320
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	42,000
Series AAA 5.25% 7/1/25 ‡	45,000	25,200
Series CCC 5.25% 7/1/27 ‡	345,000	193,200
Series WW 5.00% 7/1/28 ‡	320,000	179,200
Series WW 5.50% 7/1/38 ‡	1,500,000	840,000
Series XX 4.75% 7/1/26 ‡	50,000	28,000
Series XX 5.25% 7/1/40 ‡	595,000	333,200
Series XX 5.75% 7/1/36 ‡	175,000	98,000
Series ZZ 4.75% 7/1/27 ‡	40,000	22,400
Series ZZ 5.25% 7/1/25 ‡	60,000	33,450
		9,924,693
Healthcare Revenue Bonds — 14.09%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,004,440
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,596,836
4.00% 3/1/46 (BAM)	500,000	478,200
4.00% 3/1/51 (BAM)	2,210,000	2,076,759
Series A 3.00% 3/1/51	3,000,000	2,253,570
Series A 4.00% 3/1/46	1,160,000	1,094,077

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.25% 3/1/53	1,000,000	$ 1,070,780
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,778,554
Series ID 5.00% 12/1/46	750,000	762,308
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	435,000	433,773
Series A 5.25% 11/15/37	1,005,000	896,852
Series A 5.25% 11/15/47	1,130,000	906,396
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,040,500
		19,393,045
Housing Revenue Bonds — 7.11%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,053,754
Series A 3.125% 7/1/54	2,000,000	1,436,460
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49	188,740	187,049
(Taxable) Series C 5.945% 7/1/55	1,000,000	1,019,050
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54	2,955,000	2,963,717
Series A 4.75% 1/1/48	990,000	1,004,306
Series C 3.00% 1/1/43 (FHA)	400,000	331,036
Series C 4.80% 7/1/53	1,765,000	1,786,921
		9,782,293
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.92%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,017,800
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,006,400
		4,024,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.27%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 773,730
5.00% 12/15/32	750,000	773,730
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	2,010,080
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,049,246
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	312,204
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	220,000	220,381
Series A 7.00% 2/1/36	1,500,000	1,502,820
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,245,650
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	738,902
		8,626,743
Local General Obligation Bonds — 6.21%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,038,830
5.00% 8/1/35	500,000	518,940
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,096,300
5.00% 9/15/43	2,000,000	2,181,160
(Sales Tax and Credit Enhancement Guaranty) Series B 5.00% 9/15/31	500,000	542,125
City of Ketchum, Idaho
2.125% 9/15/41	500,000	350,010
Idaho Bond Bank Authority
Series A 4.00% 9/15/33	250,000	254,412
Series A 4.00% 9/15/37	1,000,000	1,008,890
Series C 5.00% 9/15/42	500,000	517,650

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	$ 1,038,250
		8,546,567
Pre-Refunded Bonds — 1.21%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,152,085
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	516,135
		1,668,220
Resource Recovery Revenue Bond — 0.29%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	398,607
		398,607
Special Tax Revenue Bonds — 21.83%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	247,608	158,469
3.232% 11/1/43 •	2,929,946	1,845,866
(Subordinate) 3.799% 11/1/51 •	3,175,191	1,726,511
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,104,971	4,017,699
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	2,415,000	2,580,910
Series A 4.00% 8/15/48	2,370,000	2,328,762
Series A 5.00% 8/15/42	2,000,000	2,226,720
Series A 5.25% 8/15/48	1,620,000	1,774,775
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,334,820
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,568,529

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	$ 1,118,973
Series A-1 5.974% 7/1/51 ^	7,109,000	1,771,634
(Restructured)
Series A-1 4.55% 7/1/40	875,000	877,328
Series A-1 4.75% 7/1/53	3,045,000	3,029,988
Series A-1 5.00% 7/1/58	691,000	693,909
		30,054,893
State General Obligation Bond — 0.33%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	500,000	456,295
		456,295
Transportation Revenue Bonds — 6.17%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,811,210
(Public Parking Facilities Project)
Series A 5.00% 9/1/46	1,000,000	1,053,890
Series A 5.00% 9/1/51	1,000,000	1,045,820
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	3,060,000	3,084,541
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,491,400
		8,486,861
Water & Sewer Revenue Bonds — 2.03%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,104,580

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	$ 692,510
		2,797,090
Total Municipal Bonds (cost $137,866,196)		134,079,370
Total Value of Securities—97.41% (cost $137,866,196)		$134,079,370
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $10,403,575, which represents 7.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FMC – First Mile Connectivity
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility

Summary of abbreviations: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free New York Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.65%
Education Revenue Bonds — 14.89%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 1,005,170
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	500,250
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,239,802
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,656,463
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	515,375
144A 5.75% 6/1/62 #	1,805,000	1,851,623
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	507,485
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	567,741
5.00% 7/1/42	1,365,000	1,415,519
(Manhattan College Project) 5.00% 8/1/47	500,000	495,025
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	248,407
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	955,000	954,160
144A 5.75% 2/1/49 #	500,000	500,105
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	264,077
Series A 144A 4.00% 6/15/56 #	450,000	367,020
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	961,140
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,118,381
144A 5.00% 7/1/46 #	1,000,000	1,021,610

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	$ 1,004,110
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,007,420
Series A 144A 5.00% 7/1/59 #	1,350,000	1,354,981
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	709,872
Series A 144A 5.00% 6/1/59 #	1,000,000	1,004,850
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,039,320
Series A 5.00% 7/1/53	1,000,000	1,071,780
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,761,235
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	937,150
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,701,278
(Cornell University) Series A 5.50% 7/1/54	3,500,000	3,910,165
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,056,980
Series A 5.50% 5/1/49	1,000,000	1,090,610
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,866
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	1,000,000	1,046,340
Series A 5.00% 7/1/42	1,300,000	1,334,840
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	261,660

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project) 5.00% 7/1/43	2,000,000	$ 2,070,200
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	753,563
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	795,580
Series A 5.00% 10/15/50	1,575,000	1,582,261
		44,419,414
Electric Revenue Bonds — 6.89%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,008,790
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,433,546
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	479,304
5.00% 9/1/38	2,000,000	2,126,160
5.00% 9/1/42	1,500,000	1,550,130
Series A 5.00% 9/1/43 (AGC)	2,500,000	2,764,000
Series A 5.25% 9/1/54	2,500,000	2,720,425
Series B 5.00% 9/1/41	2,065,000	2,111,669
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,028,150
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,615,545
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	966,970
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	36,400
Series A 6.75% 7/1/36 ‡	625,000	350,000
Series AAA 5.25% 7/1/25 ‡	35,000	19,600
Series TT 5.00% 7/1/32 ‡	1,120,000	627,200
Series WW 5.25% 7/1/33 ‡	195,000	109,200
Series WW 5.50% 7/1/17 ‡	420,000	234,150

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/19 ‡	330,000	$ 183,975
Series XX 4.75% 7/1/26 ‡	40,000	22,400
Series XX 5.25% 7/1/40 ‡	1,430,000	800,800
Series ZZ 4.75% 7/1/27 ‡	30,000	16,800
Series ZZ 5.00% 7/1/19 ‡	570,000	317,775
Series ZZ 5.25% 7/1/25 ‡	50,000	27,875
		20,550,864
Healthcare Revenue Bonds — 7.11%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	250,010
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	924,220
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	3,000,000	2,757,960
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	250,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	412,128
5.00% 12/1/46	540,000	543,829
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,514,376
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,421
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	983,580
Series A 4.00% 9/1/45	2,000,000	1,851,800
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,127,800

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	$ 2,300,075
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	700,000	695,688
144A 5.00% 12/1/45 #	700,000	636,783
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	471,715
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	382,016
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,112
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	623,598
Series A 144A 5.00% 7/1/56 #	1,000,000	1,000,510
		21,201,621
Housing Revenue Bonds — 4.38%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,770,703
(8 Spruce Street)
Series E 4.375% 12/15/31	1,000,000	1,022,470
Series RE 5.25% 12/15/31	1,000,000	1,028,350
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,189,217
Series B-1 5.30% 11/1/53	2,000,000	2,093,320
Series F-1A 5.00% 11/1/59	2,000,000	2,085,240
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AGC)	2,000,000	1,867,780

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	$ 1,004,400
		13,061,480
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.27%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	3,289,014
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	3,507,988
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,045,000	1,050,570
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	873,730
Series A 3.00% 3/1/49 (AGM)	3,440,000	2,644,603
Series A 4.00% 3/1/45 (AGM)	1,000,000	970,470
New York City, New York Trust for Cultural Resources Revenue
(American Museum of Natural History) Series A 5.00% 7/15/54	1,500,000	1,609,755
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,804,920
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	1,500,000	1,461,150
5.00% 1/1/36 (AMT)	2,015,000	2,070,211
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,451,753
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,292,112
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,925,593

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	$ 707,903
		24,659,772
Lease Revenue Bonds — 5.32%
MTA Hudson, New York Rail Yards Trust Obligations
Series A 5.00% 11/15/56	1,210,000	1,210,000
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,056,830
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,216,879
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	3,800,000	3,802,432
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,445
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,501,785
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,656,800
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,381,831
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,538,700
		15,865,702
Local General Obligation Bonds — 3.10%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,047,580
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,613,910
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,620,675
Fiscal 2025 Subordinate Series C-1 5.25% 9/1/46	1,500,000	1,644,675
Series D 4.00% 4/1/50	1,825,000	1,748,204
Series D 5.00% 4/1/44	500,000	541,435
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,024,474
		9,240,953

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.48%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$ 1,430,340
		1,430,340
Special Tax Revenue Bonds — 24.74%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	521,088	333,496
(Subordinate)
3.123% 11/1/43 •	6,166,052	3,884,613
3.799% 11/1/51 •	911,176	495,452
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,221,920	5,107,164
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	211,085
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,850,390
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	530,565
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	5,220,000	5,451,664
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,620,920
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 2/1/48	1,245,000	1,328,552
Series D 5.50% 5/1/52	1,000,000	1,110,070
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,011,290
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	962,270
Series E 3.00% 3/15/50	3,000,000	2,314,350
Series E 4.00% 3/15/48	1,000,000	965,730

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Sales Tax Revenue
Series A 5.00% 3/15/49	2,000,000	$ 2,135,540
Series A 5.00% 3/15/52	2,500,000	2,668,225
Series A 5.25% 3/15/52	1,500,000	1,628,115
New York State Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 6/15/54	1,000,000	1,044,620
New York State Thruway Authority State Personal Income Tax Revenue
Series C 5.00% 3/15/55	1,000,000	1,056,530
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/53	1,550,000	1,640,039
New York State Urban Development Revenue
Series A 5.00% 3/15/48	1,500,000	1,605,855
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,689,137
New York Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,094,660
(Climate Bond Certified - Green Bonds) Series B-1 5.25% 5/15/54	2,440,000	2,660,356
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,099,740
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,934,880
Series A 4.00% 5/15/57	1,000,000	944,700
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,683,825
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,678,115
Series A-1 4.55% 7/1/40	444,000	445,181
Series A-1 4.75% 7/1/53	6,805,000	6,771,451
Series A-1 5.00% 7/1/58	3,665,000	3,680,430
Series A-1 5.582% 7/1/51 ^	6,855,000	1,708,335
Series A-2 4.536% 7/1/53	1,330,000	1,322,459

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 12/1/50	2,000,000	$ 2,127,860
		73,797,664
State General Obligation Bonds — 1.14%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,597,275
Series A-1 4.00% 7/1/46	1,980,000	1,806,928
		3,404,203
Transportation Revenue Bonds — 14.30%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,414,475
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/43	1,000,000	965,790
Series B 4.00% 11/15/44	1,000,000	953,130
Series B 4.00% 11/15/50	1,000,000	910,780
Series E 4.00% 11/15/45	1,500,000	1,405,230
Subordinate Series C-1 5.25% 11/15/55	3,410,000	3,565,087
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,615,215
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	949,810
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,524,180
Series P 5.25% 1/1/54	985,000	1,062,795
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,437,465
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	1,350,000	1,395,981
5.25% 6/30/60 (AGM) (AMT)	2,500,000	2,625,450
5.375% 6/30/60 (AMT)	2,000,000	2,070,860
5.50% 6/30/54 (AMT)	1,700,000	1,801,847
5.50% 6/30/60 (AMT)	2,750,000	2,896,217
(John F. Kennedy International Airport Terminal Four Project) 5.00% 12/1/38 (AMT)	340,000	360,023

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal Six Redevelopment Project-Green Bonds) Series A 4.50% 12/31/54 (AGC) (AMT)	1,500,000	$ 1,498,995
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,100
Series A 5.25% 1/1/50 (AMT)	1,000,000	999,980
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,168,780
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	800,575
Series A 5.00% 4/1/37 (AMT)	750,000	771,180
Series A 5.00% 4/1/39 (AMT)	350,000	358,551
Port Authority of New York & New Jersey Revenue
Series 244 5.00% 7/15/42	1,800,000	2,015,118
Series 244 5.00% 7/15/54	1,500,000	1,606,125
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	2,481,050
		42,654,789
Water & Sewer Revenue Bonds — 7.03%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	2,500,000	2,723,700
Series BB 5.25% 6/15/54	2,500,000	2,699,500
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,020,960
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,598,375
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	976,050
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	970,260
Series AA 5.25% 6/15/53	3,825,000	4,138,306
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	489,477
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,500,000	2,752,775

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue
(Green Bonds) Series B 5.25% 9/15/52	2,395,000	$ 2,599,724
		20,969,127
Total Municipal Bonds (cost $291,626,423)		291,255,929

Short-Term Investments — 1.17%
Variable Rate Demand Notes — 1.17%¤
New York City, New York
Fiscal 2018 Subordinate Series E-5 1.05% 3/1/48 (LOC - TD Bank, N.A.)	2,480,000	2,480,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2010 Series CC 1.05% 6/15/41 (SPA - State Street)	1,000,000	1,000,000
Total Short-Term Investments (cost $3,480,000)		3,480,000
Total Value of Securities—98.82% (cost $295,106,423)		$294,735,929
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $29,690,107, which represents 9.95% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Schedules of investments
Macquarie Tax-Free New York Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.25%
Education Revenue Bonds — 13.59%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,332,705
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	2,930,460
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	3,000,000	3,118,650
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,476,775
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,148,470
Series A 5.00% 12/15/51	770,000	749,249
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	595,187
144A 4.50% 10/1/64 #	1,485,000	1,333,099
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,073,667
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/54	1,350,000	1,410,953
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,518,900
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,553,475
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,195,694

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.00% 11/1/44	1,870,000	$ 1,891,823
5.25% 11/1/54	2,000,000	2,034,300
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) 5.00% 8/1/49	1,500,000	1,605,390
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,472,412
Series A 5.00% 2/15/55	2,500,000	2,686,675
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,197,823
Pennsylvania State University Revenue
5.25% 9/1/53	3,000,000	3,272,430
5.25% 9/1/54	3,000,000	3,285,690
Series A 5.25% 9/1/52	2,000,000	2,170,320
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	973,250
Series A 5.625% 6/15/42 ‡	3,000,000	2,550,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,502,380
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College)
5.00% 9/15/48	2,395,000	2,576,733
5.00% 9/15/53	2,000,000	2,141,060
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,554,300
Series B 144A 6.00% 7/1/29 #	235,000	232,692
		59,584,562
Electric Revenue Bonds — 0.48%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	621,600
Series A 5.05% 7/1/42 ‡	400,000	224,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,055,000	$ 590,800
Series WW 5.50% 7/1/38 ‡	1,190,000	666,400
		2,102,800
Healthcare Revenue Bonds — 30.13%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/59	1,500,000	1,521,060
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,488,332
Series A 5.00% 4/1/47	13,240,000	13,489,707
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,130,141
Series A 4.00% 7/15/39	2,000,000	1,995,620
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,386,662
Series A 5.00% 5/15/42	470,000	473,751
Series A 5.00% 5/15/47	600,000	601,776
Series C 5.00% 5/15/42	1,000,000	1,007,980
Series C 5.00% 5/15/47	1,000,000	1,002,960
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,196,990
4.00% 8/15/50	1,400,000	1,278,396
4.00% 8/15/50 (BAM)	1,600,000	1,504,560
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,538,599
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,297,716
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	290,594

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	$ 2,888,970
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,297
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,707,550
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,090,040
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,695,000	1,436,580
4.00% 7/15/48	2,000,000	1,637,540
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	131,195
5.25% 7/1/35	250,000	250,382
5.50% 7/1/45	1,000,000	1,000,530
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,002,680
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,029,300
5.00% 11/1/36	510,000	524,183
5.00% 11/1/37	250,000	256,765
5.125% 11/1/38	3,500,000	3,765,510
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	10,000,000	9,124,800
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,942,800
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,067,324
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,277,050
Series B 4.00% 5/1/47	4,000,000	3,704,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/52	5,950,000	$ 5,409,562
Series B 4.00% 5/1/56 (BAM)	2,000,000	1,836,580
Series B 5.00% 5/1/57	3,285,000	3,368,373
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,501,920
(Waverly Heights Project) 4.00% 12/1/37	300,000	294,948
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,894,219
Series A 5.25% 1/1/48	1,000,000	959,240
Series A 5.375% 1/1/51	1,600,000	1,536,720
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,274,045
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,595,880
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	933,920
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	214,500
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,620,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,750,000	2,868,305
Series B-2 5.25% 7/1/46	2,500,000	2,623,650
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,014,412
Series A 4.00% 2/15/52	1,710,000	1,555,177

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Subordinate Series A-2 4.00% 5/15/48	2,250,000	$ 2,103,952
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AGC)	1,000,000	1,076,220
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,148,618
Series B 4.00% 8/15/40	1,345,000	1,354,967
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,406,375
Series A 5.50% 7/1/53	3,000,000	3,332,940
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,410,550
		132,053,213
Housing Revenue Bonds — 3.85%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,128,750
Series 143A 5.30% 4/1/44	4,645,000	4,826,387
Series 143A 5.45% 4/1/51	3,750,000	3,870,225
Series 146A 4.75% 4/1/53	3,000,000	3,040,800
		16,866,162
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.06%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,427,742
5.75% 8/1/42 (AMT)	725,000	725,747
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,024,310

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	$ 2,479,271
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	6,389,700
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,060,539
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,005,200
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,239,040
		35,351,549
Lease Revenue Bonds — 0.61%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	509,110
5.00% 12/31/34 (AMT)	2,115,000	2,147,402
		2,656,512
Local General Obligation Bonds — 3.26%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,297,170
Series A 4.00% 5/1/42	500,000	497,145
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,068,690
5.00% 9/1/42	1,000,000	1,064,250
5.00% 9/1/43	500,000	528,875
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,881,169
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,406,242

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	$ 1,047,706
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	930,977
4.00% 5/15/44 (AGM)	1,595,000	1,560,069
		14,282,293
Pre-Refunded/Escrowed to Maturity Bonds — 0.47%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/43-25 §	500,000	511,905
5.00% 5/15/48-25 §	1,000,000	1,023,810
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	515,000	515,397
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,170
		2,056,282
Special Tax Revenue Bonds — 17.22%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,300,000	4,341,108
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,086,900
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	775,879
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	731,973	468,463
2.876% 11/1/43 •	8,661,458	5,456,718
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	16,326,931	15,979,820
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	5,040,000	5,243,868

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	$ 7,819,260
Series A-1 5.00% 7/1/58	5,000,000	5,021,050
Series A-1 5.614% 7/1/46 ^	26,050,000	8,779,892
Series A-1 5.716% 7/1/51 ^	16,638,000	4,146,356
Series A-2 4.329% 7/1/40	2,650,000	2,643,375
Series A-2 4.536% 7/1/53	1,000,000	994,330
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,699,100
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,003,250
		75,459,369
State General Obligation Bonds — 2.93%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,018,540
Series B 5.00% 8/15/37	1,500,000	1,726,515
Series B 5.00% 8/15/39	2,500,000	2,844,075
Series D 4.00% 8/15/34	1,370,000	1,373,795
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,161,425
Series A-1 4.00% 7/1/41	1,169,072	1,126,822
Series A-1 4.00% 7/1/46	2,830,000	2,582,629
		12,833,801
Transportation Revenue Bonds — 16.39%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,397,802
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,542,224
(Pittsburgh International Airport) Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,351,879
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,953,875
5.00% 7/1/51 (AMT)	3,000,000	3,068,880
Series A 4.00% 7/1/33	10,000,000	10,372,500
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,317,450

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	$ 5,139,350
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,345,995
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	720,994
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	741,505
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,949,072
Subordinate Series B 4.00% 12/1/51	3,740,000	3,484,259
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,275,133
Series A 5.00% 12/1/44	2,000,000	2,118,780
Series A 5.25% 12/1/55	4,750,000	5,175,980
Series A-1 5.00% 12/1/45	1,000,000	1,001,860
Series C 3.00% 12/1/51	2,825,000	2,153,554
Series C 5.00% 12/1/44	1,000,000	1,095,500
Subordinate First Series 5.00% 12/1/43	3,250,000	3,607,728
Subordinate Series A 3.00% 12/1/42	2,000,000	1,712,540
Subordinate Series A 4.00% 12/1/43 (BAM)	1,785,000	1,789,980
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,275,036
Subordinate Series B 3.00% 12/1/51	7,550,000	5,743,511
Subordinate Series B 4.00% 12/1/51	1,200,000	1,114,392
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.50% 1/1/41 (AMT)	2,000,000	2,391,720
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,012,030
		71,853,529
Water & Sewer Revenue Bonds — 1.26%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,242,683
City of Philadelphia, Pennsylvania Water & Wastewater Revenue
Series C 5.25% 9/1/49 (AGC)	2,000,000	2,186,460

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pittsburgh Water & Sewer Authority System Revenue
First Lien Senior Series A 5.00% 9/1/55 (AGC)	1,000,000	$ 1,077,090
		5,506,233
Total Municipal Bonds (cost $429,705,394)		430,606,305

Short-Term Investments — 1.78%
Variable Rate Demand Notes — 1.78%¤
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series B 1.50% 8/15/54 (LOC - TD Bank, N.A.)	7,000,000	7,000,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project) Series B-2 1.65% 7/1/54 (SPA – JPMorgan Chase Bank, N.A.)	800,000	800,000
Total Short-Term Investments (cost $7,800,000)		7,800,000
Total Value of Securities—100.03% (cost $437,505,394)		$438,406,305
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $16,711,575, which represents 3.81% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 February 28, 2025 (Unaudited)
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Assets:
Investments, at value*	$57,489,411	$320,776,698	$244,035,550
Cash	100,985	1,289,071	536,808
Dividend and interest receivable	496,380	3,329,152	2,565,669
Receivable for fund shares sold	50,159	70,132	680,539
Prepaid expenses	40,584	39,106	31,468
Receivable for payment by affiliates	18,576	31,481	9,849
Receivable for securities sold	—	754,687	—
Other assets	617	958	1,741
Total Assets	58,196,712	326,291,285	247,861,624
Liabilities:
Payable for fund shares redeemed	60,360	321,394	302,573
Accounting and administration expenses payable	13,088	20,727	19,778
Legal fees payable	12,988	20,656	21,376
Distribution payable	12,863	99,097	59,543
Audit and tax fees payable	12,226	12,226	12,226
Other accrued expenses	10,661	26,762	29,375
Distribution fees payable to affiliates	8,746	20,724	27,058
Investment management fees payable to affiliates	7,795	96,229	74,250
Payable for securities purchased	—	4,133,125	—
Total Liabilities	138,727	4,750,940	546,179
Total Net Assets	$58,057,985	$321,540,345	$247,315,445
Net Assets Consist of:
Paid-in capital	$64,225,262	$325,871,315	$259,895,250
Total distributable earnings (loss)	(6,167,277)	(4,330,970)	(12,579,805)
Total Net Assets	$58,057,985	$321,540,345	$247,315,445

Statements of assets and liabilities

	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund

Net Asset Value

Class A:
Net assets	$42,192,531	$98,560,720	$133,034,398
Shares of beneficial interest outstanding, unlimited authorization, no par	4,086,331	8,769,411	12,703,638
Net asset value per share	$10.33	$11.24	$10.47
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.82	$11.77	$10.96

Class C:
Net assets	$982,179	$2,336,028	$2,230,321
Shares of beneficial interest outstanding, unlimited authorization, no par	94,884	207,423	212,448
Net asset value per share	$10.35	$11.26	$10.50

Institutional Class:
Net assets	$14,883,275	$220,643,597	$112,050,726
Shares of beneficial interest outstanding, unlimited authorization, no par	1,441,582	19,628,361	10,699,985
Net asset value per share	$10.32	$11.24	$10.47
*Investments, at cost	$59,996,728	$320,086,749	$247,266,654
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$134,079,370	$294,735,929	$438,406,305
Cash	1,101,567	902,869	976,659
Dividend and interest receivable	1,633,573	3,330,930	4,713,311
Receivable for fund shares sold	1,250,449	175,096	230,607
Prepaid expenses	42,740	49,683	32,397
Receivable for payment by affiliates	14,983	17,190	109,852
Other assets	967	1,461	3,180
Total Assets	138,123,649	299,213,158	444,472,311
Liabilities:
Payable for fund shares redeemed	352,083	647,850	578,498
Investment management fees payable to affiliates	39,447	89,645	145,024
Distribution payable	18,006	105,129	86,385
Distribution fees payable to affiliates	17,064	38,293	72,733
Accounting and administration expenses payable	16,114	20,037	28,298
Legal fees payable	13,344	21,841	30,658
Audit and tax fees payable	12,226	12,226	12,226
Other accrued expenses	11,299	15,447	64,596
Payable for securities purchased	—	—	5,165,293
Total Liabilities	479,583	950,468	6,183,711
Total Net Assets	$137,644,066	$298,262,690	$438,288,600
Net Assets Consist of:
Paid-in capital	$150,441,262	$302,833,752	$454,109,674
Total distributable earnings (loss)	(12,797,196)	(4,571,062)	(15,821,074)
Total Net Assets	$137,644,066	$298,262,690	$438,288,600

Statements of assets and liabilities

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$73,730,670	$181,528,132	$329,141,054
Shares of beneficial interest outstanding, unlimited authorization, no par	6,976,202	16,997,354	44,584,825
Net asset value per share	$10.57	$10.68	$7.38
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.07	$11.18	$7.73

Class C:
Net assets	$4,296,553	$4,877,259	$11,987,501
Shares of beneficial interest outstanding, unlimited authorization, no par	406,751	457,741	1,623,328
Net asset value per share	$10.56	$10.66	$7.38

Institutional Class:
Net assets	$59,616,843	$111,857,299	$97,160,045
Shares of beneficial interest outstanding, unlimited authorization, no par	5,639,553	10,482,202	13,170,361
Net asset value per share	$10.57	$10.67	$7.38
*Investments, at cost	$137,866,196	$295,106,423	$437,505,394
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended February 28, 2025 (Unaudited)
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Investment Income:
Interest	$1,239,777	$6,647,292	$5,096,078

Expenses:
Management fees	143,255	843,104	646,855
Distribution expenses — Class A	52,119	117,912	162,396
Distribution expenses — Class C	4,501	12,158	11,135
Registration fees	31,047	39,590	34,572
Accounting and administration expenses	23,428	37,995	35,041
Audit and tax fees	22,436	22,436	22,436
Dividend disbursing and transfer agent fees and expenses	19,968	95,152	76,408
Legal fees	7,458	22,667	19,688
Reports and statements to shareholders expenses	6,063	10,138	10,462
Trustees’ fees	1,321	6,902	5,314
Custodian fees	367	1,708	1,335
Other	8,840	24,269	28,244
	320,803	1,234,031	1,053,886
Less expenses waived	(92,574)	(247,637)	(190,789)
Less expenses paid indirectly	(387)	(1,767)	(1,390)
Total operating expenses	227,842	984,627	861,707
Net Investment Income (Loss)	1,011,935	5,662,665	4,234,371

Statements of operations

	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(315,389)	$(760,854)	$70,528
Net increase from payment by affiliates[1]	18,576	31,481	9,849
Net realized gain (loss)	(296,813)	(729,373)	80,377
Net change in unrealized appreciation (depreciation) on investments	(261,876)	(2,010,021)	(1,036,470)
Net Realized and Unrealized Gain (Loss)	(558,689)	(2,739,394)	(956,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	$453,246	$2,923,271	$3,278,278
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,787,597	$6,308,811	$9,591,584

Expenses:
Management fees	366,573	783,424	1,157,205
Distribution expenses — Class A	85,876	219,108	397,738
Distribution expenses — Class C	21,736	25,240	57,354
Dividend disbursing and transfer agent fees and expenses	44,228	80,140	133,736
Registration fees	36,836	31,067	32,484
Accounting and administration expenses	28,559	36,685	48,825
Audit and tax fees	22,436	22,436	22,436
Legal fees	10,651	21,859	32,379
Reports and statements to shareholders expenses	6,795	10,726	18,857
Trustees’ fees	3,043	6,401	9,602
Custodian fees	707	1,619	2,286
Other	17,747	22,613	18,416
	645,187	1,261,318	1,931,318
Less expenses waived	(120,526)	(218,170)	(247,518)
Less expenses paid indirectly	(719)	(1,799)	(2,448)
Total operating expenses	523,942	1,041,349	1,681,352
Net Investment Income (Loss)	2,263,655	5,267,462	7,910,232

Statements of operations

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(66,110)	$(377,461)	$(158,493)
Net increase from payment by affiliates[1]	14,983	17,190	109,852
Net realized gain (loss)	(51,127)	(360,271)	(48,641)
Net change in unrealized appreciation (depreciation) on investments	(813,161)	(2,426,826)	(3,332,815)
Net Realized and Unrealized Gain (Loss)	(864,288)	(2,787,097)	(3,381,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,399,367	$2,480,365	$4,528,776
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Arizona Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,011,935	$2,110,981
Net realized gain (loss)	(315,389) [1]	(1,441,220)
Net increase from payment by affiliates	18,576[2]	—
Net change in unrealized appreciation (depreciation)	(261,876)	4,873,284
Net increase (decrease) in net assets resulting from operations	453,246	5,543,045

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(699,712)	(1,542,571)
Class C	(11,735)	(24,486)
Institutional Class	(265,352)	(487,159)
	(976,799)	(2,054,216)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,778,764	2,013,642
Class C	115,785	257,270
Institutional Class	2,538,318	4,530,733

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	627,129	1,365,808
Class C	11,735	24,486
Institutional Class	253,444	468,511
	5,325,175	8,660,450

Statements of changes in net assets
Macquarie Tax-Free Arizona Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,850,994)	$(8,679,770)
Class C	(21,272)	(288,916)
Institutional Class	(1,811,382)	(4,498,926)
	(4,683,648)	(13,467,612)
Increase (decrease) in net assets derived from capital share transactions	641,527	(4,807,162)
Net Increase (Decrease) in Net Assets	117,974	(1,318,333)

Net Assets:
Beginning of period	57,940,011	59,258,344
End of period	$58,057,985	$57,940,011
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free California Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,662,665	$9,333,401
Net realized gain (loss)	(760,854) [1]	(1,651,543)
Net increase from payment by affiliates	31,481[2]	—
Net change in unrealized appreciation (depreciation)	(2,010,021)	15,010,486
Net increase (decrease) in net assets resulting from operations	2,923,271	22,692,344

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,619,708)	(2,886,232)
Class C	(32,548)	(69,595)
Institutional Class	(3,868,889)	(6,126,580)
	(5,521,145)	(9,082,407)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	18,524,986	21,114,312
Class C	208,457	567,766
Institutional Class	51,090,755	85,705,446

Net assets from reorganization:[3]
Class A	—	7,161,531
Class C	—	357,099
Institutional Class	—	4,402,146

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,495,906	2,711,320
Class C	30,185	67,433
Institutional Class	3,460,778	5,591,014
	74,811,067	127,678,067

Statements of changes in net assets
Macquarie Tax-Free California Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,896,009)	$(16,582,877)
Class C	(455,083)	(561,654)
Institutional Class	(28,530,585)	(40,366,205)
	(37,881,677)	(57,510,736)
Increase in net assets derived from capital share transactions	36,929,390	70,167,331
Net Increase in Net Assets	34,331,516	83,777,268

Net Assets:
Beginning of period	287,208,829	203,431,561
End of period	$321,540,345	$287,208,829
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Colorado Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,234,371	$7,817,128
Net realized gain (loss)	70,528[1]	(984,903)
Net increase from payment by affiliates	9,849[2]	—
Net change in unrealized appreciation (depreciation)	(1,036,470)	12,295,771
Net increase (decrease) in net assets resulting from operations	3,278,278	19,127,996

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,223,591)	(4,380,176)
Class C	(29,749)	(75,489)
Institutional Class	(1,894,712)	(3,213,842)
	(4,148,052)	(7,669,507)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	11,546,041	13,056,225
Class C	122,733	319,105
Institutional Class	27,029,617	39,440,328

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,998,762	3,996,159
Class C	29,667	73,942
Institutional Class	1,756,416	2,975,770
	42,483,236	59,861,529

Statements of changes in net assets
Macquarie Tax-Free Colorado Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,592,881)	$(24,544,156)
Class C	(148,556)	(1,399,457)
Institutional Class	(11,494,340)	(34,235,513)
	(18,235,777)	(60,179,126)
Increase (decrease) in net assets derived from capital share transactions	24,247,459	(317,597)
Net Increase in Net Assets	23,377,685	11,140,892

Net Assets:
Beginning of period	223,937,760	212,796,868
End of period	$247,315,445	$223,937,760
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Idaho Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,263,655	$4,377,465
Net realized gain (loss)	(66,110) [1]	(393,049)
Net increase from payment by affiliates	14,983[2]	—
Net change in unrealized appreciation (depreciation)	(813,161)	6,872,458
Net increase (decrease) in net assets resulting from operations	1,399,367	10,856,874

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,105,307)	(2,209,529)
Class C	(53,494)	(117,825)
Institutional Class	(1,043,637)	(1,959,183)
	(2,202,438)	(4,286,537)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	16,242,086	11,510,477
Class C	175,425	1,034,787
Institutional Class	10,358,465	19,373,306

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,073,214	2,137,635
Class C	53,385	117,725
Institutional Class	961,876	1,820,272
	28,864,451	35,994,202

Statements of changes in net assets
Macquarie Tax-Free Idaho Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,038,193)	$(15,991,095)
Class C	(465,571)	(1,348,873)
Institutional Class	(11,571,425)	(14,994,347)
	(21,075,189)	(32,334,315)
Increase in net assets derived from capital share transactions	7,789,262	3,659,887
Net Increase in Net Assets	6,986,191	10,230,224

Net Assets:
Beginning of period	130,657,875	120,427,651
End of period	$137,644,066	$130,657,875
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free New York Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,267,462	$8,552,448
Net realized gain (loss)	(377,461) [1]	(1,539,340)
Net increase from payment by affiliates	17,190[2]	—
Net change in unrealized appreciation (depreciation)	(2,426,826)	12,312,676
Net increase (decrease) in net assets resulting from operations	2,480,365	19,325,784

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,069,094)	(5,194,525)
Class C	(69,419)	(90,774)
Institutional Class	(1,962,894)	(3,023,666)
	(5,101,407)	(8,308,965)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	32,756,006	46,696,952
Class C	1,072,674	3,377,365
Institutional Class	29,707,491	43,367,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,698,657	4,427,555
Class C	66,555	85,382
Institutional Class	1,630,600	2,480,719
	67,931,983	100,434,977

Statements of changes in net assets
Macquarie Tax-Free New York Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,436,876)	$(25,723,308)
Class C	(823,735)	(1,729,368)
Institutional Class	(15,264,248)	(20,768,673)
	(31,524,859)	(48,221,349)
Increase in net assets derived from capital share transactions	36,407,124	52,213,628
Net Increase in Net Assets	33,786,082	63,230,447

Net Assets:
Beginning of period	264,476,608	201,246,161
End of period	$298,262,690	$264,476,608
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Pennsylvania Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,910,232	$15,373,069
Net realized gain (loss)	(158,493) [1]	(833,634)
Net increase from payment by affiliates	109,852[2]	—
Net change in unrealized appreciation (depreciation)	(3,332,815)	20,655,283
Net increase (decrease) in net assets resulting from operations	4,528,776	35,194,718

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,938,217)	(12,221,796)
Class C	(168,992)	(302,591)
Institutional Class	(1,742,086)	(2,909,620)
	(7,849,295)	(15,434,007)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	28,885,740	66,616,955
Class C	1,749,515	5,052,511
Institutional Class	22,909,552	39,556,013

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,439,414	11,017,413
Class C	165,632	295,898
Institutional Class	1,682,580	2,796,789
	60,832,433	125,335,579

Statements of changes in net assets
Macquarie Tax-Free Pennsylvania Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,606,282)	$(78,410,593)
Class C	(888,502)	(3,662,600)
Institutional Class	(10,804,533)	(25,064,042)
	(37,299,317)	(107,137,235)
Increase in net assets derived from capital share transactions	23,533,116	18,198,344
Net Increase in Net Assets	20,212,597	37,959,055

Net Assets:
Beginning of period	418,076,003	380,116,948
End of period	$438,288,600	$418,076,003
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights
Macquarie Tax-Free Arizona Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.42	$9.78	$10.40	$12.09	$11.55	$11.70

0.17	0.37	0.33	0.30	0.31	0.33
(0.09)	0.63	(0.63)	(1.61)	0.55	(0.13)
—[3]	—	—	—	—	—
0.08	1.00	(0.30)	(1.31)	0.86	0.20

(0.17)	(0.36)	(0.32)	(0.30)	(0.31)	(0.35)
—	—	—[4]	(0.08)	(0.01)	—
(0.17)	(0.36)	(0.32)	(0.38)	(0.32)	(0.35)
$10.33	$10.42	$9.78	$10.40	$12.09	$11.55
0.80%[3]	10.39%	(2.84%)	(11.06%)	7.51%	1.79%

$42,193	$43,007	$45,650	$56,882	$66,710	$62,186
0.85%[6]	0.84%	0.84%	0.84%	0.84%	0.84%
1.17%[6]	1.12%	1.10%	1.01%	1.00%	1.01%
3.48%	3.65%	3.31%	2.70%	2.60%	2.87%
3.16%	3.37%	3.05%	2.53%	2.44%	2.70%
4%	18%	22%	30%	19%	36%

Financial highlights
Macquarie Tax-Free Arizona Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.45	$9.80	$10.43	$12.12	$11.58	$11.73

0.13	0.29	0.26	0.22	0.22	0.24
(0.10)	0.64	(0.64)	(1.61)	0.55	(0.12)
—[3]	—	—	—	—	—
0.03	0.93	(0.38)	(1.39)	0.77	0.12

(0.13)	(0.28)	(0.25)	(0.22)	(0.22)	(0.27)
—	—	—[4]	(0.08)	(0.01)	—
(0.13)	(0.28)	(0.25)	(0.30)	(0.23)	(0.27)
$10.35	$10.45	$9.80	$10.43	$12.12	$11.58
0.33%[3]	9.66%	(3.65%)	(11.70%)	6.70%	1.03%

$982	$883	$834	$1,119	$1,527	$2,561
1.60%[6]	1.59%	1.59%	1.59%	1.59%	1.59%
1.92%[6]	1.87%	1.85%	1.76%	1.75%	1.76%
2.73%	2.90%	2.56%	1.95%	1.85%	2.12%
2.41%	2.62%	2.30%	1.78%	1.69%	1.95%
4%	18%	22%	30%	19%	36%

Financial highlights
Macquarie Tax-Free Arizona Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.42	$9.78	$10.40	$12.09	$11.55	$11.70

0.19	0.39	0.36	0.33	0.34	0.36
(0.10)	0.63	(0.63)	(1.61)	0.55	(0.13)
—[3]	—	—	—	—	—
0.09	1.02	(0.27)	(1.28)	0.89	0.23

(0.19)	(0.38)	(0.35)	(0.33)	(0.34)	(0.38)
—	—	—[4]	(0.08)	(0.01)	—
(0.19)	(0.38)	(0.35)	(0.41)	(0.35)	(0.38)
$10.32	$10.42	$9.78	$10.40	$12.09	$11.55
0.82%[3]	10.66%	(2.60%)	(10.84%)	7.78%	2.05%

$14,883	$14,050	$12,774	$18,875	$22,147	$15,072
0.60%[6]	0.59%	0.59%	0.59%	0.59%	0.59%
0.92%[6]	0.87%	0.85%	0.76%	0.75%	0.76%
3.73%	3.90%	3.56%	2.95%	2.85%	3.12%
3.41%	3.62%	3.30%	2.78%	2.69%	2.95%
4%	18%	22%	30%	19%	36%

Financial highlights
Macquarie Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.33	$10.68	$10.97	$12.64	$12.18	$12.49

0.19	0.41	0.39	0.35	0.37	0.38
(0.09)	0.64	(0.30)	(1.65)	0.46	(0.20)
—[3]	—	—	—	—	—
0.10	1.05	0.09	(1.30)	0.83	0.18

(0.19)	(0.40)	(0.38)	(0.35)	(0.37)	(0.38)
—	—	—	(0.02)	—	(0.11)
(0.19)	(0.40)	(0.38)	(0.37)	(0.37)	(0.49)
$11.24	$11.33	$10.68	$10.97	$12.64	$12.18
0.91%[3]	9.98%	0.87%	(10.48%)	6.88%	1.59%

$98,561	$88,231	$69,093	$71,308	$86,059	$44,059
0.81%[5]	0.80%	0.81%	0.82%	0.86%	0.82%
0.97%[5]	1.00%	1.00%	0.99%	1.06%	1.03%
3.53%	3.70%	3.62%	2.94%	2.95%	3.17%
3.37%	3.50%	3.43%	2.77%	2.75%	2.96%
6%	25%	22%	31%	14%	36%

Financial highlights
Macquarie Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.35	$10.71	$11.00	$12.66	$12.21	$12.52

0.15	0.32	0.31	0.26	0.27	0.29
(0.09)	0.63	(0.30)	(1.64)	0.45	(0.20)
—[3]	—	—	—	—	—
0.06	0.95	0.01	(1.38)	0.72	0.09

(0.15)	(0.31)	(0.30)	(0.26)	(0.27)	(0.29)
—	—	—	(0.02)	—	(0.11)
(0.15)	(0.31)	(0.30)	(0.28)	(0.27)	(0.40)
$11.26	$11.35	$10.71	$11.00	$12.66	$12.21
0.53%[3]	9.05%	0.12%	(11.05%)	5.99%	0.83%

$2,336	$2,573	$2,001	$2,479	$3,843	$6,829
1.56%[5]	1.55%	1.56%	1.57%	1.61%	1.57%
1.72%[5]	1.75%	1.75%	1.74%	1.81%	1.78%
2.77%	2.95%	2.87%	2.19%	2.20%	2.42%
2.61%	2.75%	2.68%	2.02%	2.00%	2.21%
6%	25%	22%	31%	14%	36%

Financial highlights
Macquarie Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.33	$10.69	$10.97	$12.64	$12.18	$12.49

0.21	0.43	0.42	0.38	0.40	0.41
(0.09)	0.63	(0.29)	(1.65)	0.46	(0.20)
—[3]	—	—	—	—	—
0.12	1.06	0.13	(1.27)	0.86	0.21

(0.21)	(0.42)	(0.41)	(0.38)	(0.40)	(0.41)
—	—	—	(0.02)	—	(0.11)
(0.21)	(0.42)	(0.41)	(0.40)	(0.40)	(0.52)
$11.24	$11.33	$10.69	$10.97	$12.64	$12.18
1.03%[3]	10.15%	1.22%	(10.26%)	7.14%	1.84%

$220,643	$196,405	$132,338	$79,900	$45,996	$34,098
0.56%[5]	0.55%	0.56%	0.57%	0.61%	0.57%
0.72%[5]	0.75%	0.75%	0.74%	0.81%	0.78%
3.78%	3.95%	3.87%	3.19%	3.20%	3.42%
3.62%	3.75%	3.68%	3.02%	3.00%	3.21%
6%	25%	22%	31%	14%	36%

Financial highlights
Macquarie Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.51	$9.92	$10.30	$11.70	$11.36	$11.48

0.18	0.37	0.35	0.30	0.29	0.33
(0.04)	0.58	(0.39)	(1.40)	0.34	(0.12)
—[3]	—	—	—	—	—
0.14	0.95	(0.04)	(1.10)	0.63	0.21

(0.18)	(0.36)	(0.34)	(0.30)	(0.29)	(0.33)
(0.18)	(0.36)	(0.34)	(0.30)	(0.29)	(0.33)
$10.47	$10.51	$9.92	$10.30	$11.70	$11.36
1.32%[3]	9.77%	(0.39%)	(9.49%)	5.64%	1.88%

$133,034	$126,556	$127,477	$142,904	$164,258	$162,955
0.84%[6]	0.82%	0.82%	0.82%	0.83%	0.84%
1.00%[6]	0.98%	0.98%	0.96%	0.96%	0.96%
3.50%	3.62%	3.43%	2.76%	2.54%	2.91%
3.34%	3.46%	3.27%	2.62%	2.41%	2.79%
4%	16%	34%	24%	10%	18%

Financial highlights
Macquarie Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.54	$9.94	$10.32	$11.73	$11.39	$11.51

0.14	0.30	0.27	0.22	0.21	0.24
(0.04)	0.59	(0.39)	(1.41)	0.34	(0.12)
—[3]	—	—	—	—	—
0.10	0.89	(0.12)	(1.19)	0.55	0.12

(0.14)	(0.29)	(0.26)	(0.22)	(0.21)	(0.24)
(0.14)	(0.29)	(0.26)	(0.22)	(0.21)	(0.24)
$10.50	$10.54	$9.94	$10.32	$11.73	$11.39
0.95%[3]	9.05%	(1.14%)	(10.22%)	4.85%	1.12%

$2,230	$2,236	$3,111	$4,845	$6,758	$8,121
1.59%[6]	1.57%	1.57%	1.57%	1.58%	1.59%
1.75%[6]	1.73%	1.73%	1.71%	1.71%	1.71%
2.75%	2.87%	2.68%	2.01%	1.79%	2.16%
2.59%	2.71%	2.52%	1.87%	1.66%	2.04%
4%	16%	34%	24%	10%	18%

Financial highlights
Macquarie Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.51	$9.92	$10.30	$11.70	$11.36	$11.48

0.19	0.40	0.37	0.33	0.32	0.36
(0.04)	0.58	(0.39)	(1.40)	0.34	(0.12)
—[3]	—	—	—	—	—
0.15	0.98	(0.02)	(1.07)	0.66	0.24

(0.19)	(0.39)	(0.36)	(0.33)	(0.32)	(0.36)
(0.19)	(0.39)	(0.36)	(0.33)	(0.32)	(0.36)
$10.47	$10.51	$9.92	$10.30	$11.70	$11.36
1.45%[3]	10.05%	(0.14%)	(9.27%)	5.91%	2.14%

$112,051	$95,146	$82,209	$82,431	$76,092	$51,941
0.59%[6]	0.57%	0.57%	0.57%	0.58%	0.59%
0.75%[6]	0.73%	0.73%	0.71%	0.71%	0.71%
3.75%	3.87%	3.68%	3.01%	2.79%	3.16%
3.59%	3.71%	3.52%	2.87%	2.66%	3.04%
4%	16%	34%	24%	10%	18%

Financial highlights
Macquarie Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.06	$10.44	$11.91	$11.52	$11.65

0.17	0.36	0.34	0.30	0.30	0.33
(0.05)	0.55	(0.39)	(1.47)	0.39	(0.13)
—[3]	—	—	—	—	—
0.12	0.91	(0.05)	(1.17)	0.69	0.20

(0.17)	(0.35)	(0.33)	(0.30)	(0.30)	(0.33)
(0.17)	(0.35)	(0.33)	(0.30)	(0.30)	(0.33)
$10.57	$10.62	$10.06	$10.44	$11.91	$11.52
1.12%[3]	9.19%	(0.51%)	(10.00%)	6.03%	1.77%

$73,731	$65,895	$64,691	$67,247	$71,345	$60,667
0.87%[6]	0.86%	0.86%	0.86%	0.86%	0.86%
1.05%[6]	1.03%	1.03%	1.01%	1.01%	1.02%
3.31%	3.45%	3.27%	2.62%	2.53%	2.87%
3.13%	3.28%	3.10%	2.47%	2.38%	2.71%
8%	14%	25%	38%	17%	22%

Financial highlights
Macquarie Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.06	$10.44	$11.90	$11.51	$11.64

0.13	0.28	0.26	0.21	0.21	0.24
(0.06)	0.55	(0.39)	(1.46)	0.39	(0.13)
—[3]	—	—	—	—	—
0.07	0.83	(0.13)	(1.25)	0.60	0.11

(0.13)	(0.27)	(0.25)	(0.21)	(0.21)	(0.24)
(0.13)	(0.27)	(0.25)	(0.21)	(0.21)	(0.24)
$10.56	$10.62	$10.06	$10.44	$11.90	$11.51
0.66%[3]	8.38%	(1.26%)	(10.59%)	5.24%	1.00%

$4,296	$4,556	$4,532	$4,997	$6,453	$8,819
1.62%[6]	1.61%	1.61%	1.61%	1.61%	1.61%
1.80%[6]	1.78%	1.78%	1.76%	1.76%	1.77%
2.55%	2.70%	2.52%	1.87%	1.78%	2.12%
2.37%	2.53%	2.35%	1.72%	1.63%	1.96%
8%	14%	25%	38%	17%	22%

Financial highlights
Macquarie Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.07	$10.44	$11.91	$11.52	$11.65

0.18	0.38	0.36	0.32	0.33	0.36
(0.05)	0.54	(0.38)	(1.47)	0.39	(0.13)
—[3]	—	—	—	—	—
0.13	0.92	(0.02)	(1.15)	0.72	0.23

(0.18)	(0.37)	(0.35)	(0.32)	(0.33)	(0.36)
(0.18)	(0.37)	(0.35)	(0.32)	(0.33)	(0.36)
$10.57	$10.62	$10.07	$10.44	$11.91	$11.52
1.25%[3]	9.35%	(0.17%)	(9.77%)	6.29%	2.02%

$59,617	$60,207	$51,205	$49,393	$51,125	$36,057
0.62%[6]	0.61%	0.61%	0.61%	0.61%	0.61%
0.80%[6]	0.78%	0.78%	0.76%	0.76%	0.77%
3.56%	3.70%	3.52%	2.87%	2.78%	3.12%
3.38%	3.53%	3.35%	2.72%	2.63%	2.96%
8%	14%	25%	38%	17%	22%

Financial highlights
Macquarie Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.23	$10.56	$12.06	$11.66	$11.86

0.19	0.39	0.37	0.31	0.29	0.33
(0.09)	0.53	(0.34)	(1.50)	0.45	(0.14)
—[3]	—	—	—	—	—
0.10	0.92	0.03	(1.19)	0.74	0.19

(0.19)	(0.38)	(0.36)	(0.31)	(0.29)	(0.33)
—	—	—	—[4]	(0.05)	(0.06)
(0.19)	(0.38)	(0.36)	(0.31)	(0.34)	(0.39)
$10.68	$10.77	$10.23	$10.56	$12.06	$11.66
0.90%[3]	9.14%	0.29%	(9.96%)	6.46%	1.68%

$181,528	$163,180	$130,791	$130,721	$161,593	$42,514
0.81%[6]	0.80%	0.80%	0.80%	0.83%	0.80%
0.96%[6]	0.97%	0.98%	0.97%	1.01%	1.05%
3.62%	3.71%	3.56%	2.78%	2.47%	2.86%
3.47%	3.54%	3.38%	2.61%	2.29%	2.61%
6%	21%	24%	30%	13%	31%

Financial highlights
Macquarie Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.75	$10.21	$10.53	$12.03	$11.63	$11.83

0.15	0.31	0.29	0.23	0.21	0.24
(0.09)	0.53	(0.33)	(1.50)	0.45	(0.14)
—[3]	—	—	—	—	—
0.06	0.84	(0.04)	(1.27)	0.66	0.10

(0.15)	(0.30)	(0.28)	(0.23)	(0.21)	(0.24)
—	—	—	—[4]	(0.05)	(0.06)
(0.15)	(0.30)	(0.28)	(0.23)	(0.26)	(0.30)
$10.66	$10.75	$10.21	$10.53	$12.03	$11.63
0.52%[3]	8.34%	(0.37%)	(10.66%)	5.68%	0.92%

$4,877	$4,613	$2,757	$3,818	$4,720	$7,037
1.56%[6]	1.55%	1.55%	1.55%	1.58%	1.55%
1.71%[6]	1.72%	1.73%	1.72%	1.76%	1.80%
2.87%	2.96%	2.81%	2.02%	1.72%	2.11%
2.72%	2.79%	2.63%	1.85%	1.54%	1.86%
6%	21%	24%	30%	13%	31%

Financial highlights
Macquarie Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.22	$10.55	$12.06	$11.66	$11.85

0.20	0.41	0.39	0.34	0.32	0.36
(0.10)	0.54	(0.34)	(1.51)	0.45	(0.13)
—[3]	—	—	—	—	—
0.10	0.95	0.05	(1.17)	0.77	0.23

(0.20)	(0.40)	(0.38)	(0.34)	(0.32)	(0.36)
—	—	—	—[4]	(0.05)	(0.06)
(0.20)	(0.40)	(0.38)	(0.34)	(0.37)	(0.42)
$10.67	$10.77	$10.22	$10.55	$12.06	$11.66
0.93%[3]	9.52%	0.54%	(9.82%)	6.73%	2.03%

$111,858	$96,684	$67,698	$64,447	$50,997	$38,394
0.56%[6]	0.55%	0.55%	0.55%	0.58%	0.55%
0.71%[6]	0.72%	0.73%	0.72%	0.76%	0.80%
3.87%	3.96%	3.81%	3.03%	2.72%	3.11%
3.72%	3.79%	3.63%	2.86%	2.54%	2.86%
6%	21%	24%	30%	13%	31%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.06	$7.31	$8.34	$8.06	$8.25

0.14	0.28	0.27	0.22	0.23	0.25
(0.06)	0.38	(0.25)	(1.00)	0.32	(0.11)
—[3]	—	—	—	—	—
0.08	0.66	0.02	(0.78)	0.55	0.14

(0.14)	(0.28)	(0.27)	(0.22)	(0.23)	(0.25)
—	—	—	(0.03)	(0.04)	(0.08)
(0.14)	(0.28)	(0.27)	(0.25)	(0.27)	(0.33)
$7.38	$7.44	$7.06	$7.31	$8.34	$8.06
1.03%[3]	9.61%	0.29%	(9.59%)	7.04%	1.72%

$329,141	$323,008	$307,781	$338,811	$384,915	$364,480
0.83%	0.83%	0.84%	0.84%	0.83%	0.83%
0.95%	0.93%	0.95%	0.94%	0.92%	0.92%
3.73%	3.91%	3.75%	2.75%	2.86%	3.09%
3.61%	3.81%	3.64%	2.65%	2.77%	3.00%
7%	16%	35%	47%	32%	40%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.07	$7.31	$8.34	$8.06	$8.25

0.11	0.23	0.21	0.16	0.17	0.19
(0.06)	0.37	(0.24)	(1.00)	0.32	(0.11)
—[3]	—	—	—	—	—
0.05	0.60	(0.03)	(0.84)	0.49	0.08

(0.11)	(0.23)	(0.21)	(0.16)	(0.17)	(0.19)
—	—	—	(0.03)	(0.04)	(0.08)
(0.11)	(0.23)	(0.21)	(0.19)	(0.21)	(0.27)
$7.38	$7.44	$7.07	$7.31	$8.34	$8.06
0.65%[3]	8.64%	(0.33%)	(10.27%)	6.24%	0.95%

$11,988	$11,056	$8,854	$10,540	$14,040	$19,009
1.58%	1.58%	1.59%	1.59%	1.59%	1.59%
1.70%	1.68%	1.70%	1.69%	1.68%	1.68%
2.97%	3.16%	3.00%	1.99%	2.10%	2.33%
2.85%	3.06%	2.89%	1.89%	2.01%	2.24%
7%	16%	35%	47%	32%	40%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.06	$7.31	$8.33	$8.05	$8.25

0.14	0.30	0.29	0.24	0.25	0.27
(0.06)	0.38	(0.25)	(0.99)	0.32	(0.12)
—[3]	—	—	—	—	—
0.08	0.68	0.04	(0.75)	0.57	0.15

(0.14)	(0.30)	(0.29)	(0.24)	(0.25)	(0.27)
—	—	—	(0.03)	(0.04)	(0.08)
(0.14)	(0.30)	(0.29)	(0.27)	(0.29)	(0.35)
$7.38	$7.44	$7.06	$7.31	$8.33	$8.05
1.15%[3]	9.88%	0.53%	(9.26%)	7.31%	1.84%

$97,160	$84,012	$63,482	$72,330	$72,333	$55,919
0.58%	0.58%	0.59%	0.59%	0.59%	0.59%
0.70%	0.68%	0.70%	0.69%	0.68%	0.68%
3.98%	4.16%	4.00%	2.99%	3.10%	3.33%
3.86%	4.06%	3.89%	2.89%	3.01%	3.24%
7%	16%	35%	47%	32%	40%

Notes to financial statements
Macquarie Funds state tax-free funds	February 28, 2025 (Unaudited)
Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:
Macquarie Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona Fund through December 30, 2024). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Colorado Fund (formerly, Delaware Tax-Free Colorado Fund through December 30, 2024). Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Pennsylvania Fund (formerly, Delaware Tax-Free Pennsylvania Fund through December 30, 2024). Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Macquarie Tax-Free Arizona Fund, Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund, and Macquarie Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Macquarie Tax-Free Arizona Fund, Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund or Macquarie Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2025, and for all open tax years (years ended August 31, 2021–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2025, the Funds did not incur any interest or tax penalties.

Notes to financial statements
Macquarie Funds state tax-free funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Tax-Free Arizona Fund	$367
Macquarie Tax-Free California Fund	1,704
Macquarie Tax-Free Colorado Fund	1,332
Macquarie Tax-Free Idaho Fund	704
Macquarie Tax-Free New York Fund	1,615
Macquarie Tax-Free Pennsylvania Fund	2,244
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Tax-Free Arizona Fund	$20
Macquarie Tax-Free California Fund	63
Macquarie Tax-Free Colorado Fund	58
Macquarie Tax-Free Idaho Fund	15
Macquarie Tax-Free New York Fund	184
Macquarie Tax-Free Pennsylvania Fund	204

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Tax-Free Arizona Fund	0.59%
Macquarie Tax-Free California Fund	0.55%
Macquarie Tax-Free Colorado Fund	0.57%
Macquarie Tax-Free Idaho Fund	0.61%
Macquarie Tax-Free New York Fund	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.58%

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Tax-Free Arizona Fund	0.84%	1.59%	0.59%
Macquarie Tax-Free California Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Macquarie Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Macquarie Tax-Free New York Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.83%	1.58%	0.58%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$3,287
Macquarie Tax-Free California Fund	8,960
Macquarie Tax-Free Colorado Fund	7,336
Macquarie Tax-Free Idaho Fund	5,017
Macquarie Tax-Free New York Fund	8,466
Macquarie Tax-Free Pennsylvania Fund	11,559
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
transfer agent fees and expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$1,863
Macquarie Tax-Free California Fund	9,968
Macquarie Tax-Free Colorado Fund	7,648
Macquarie Tax-Free Idaho Fund	4,333
Macquarie Tax-Free New York Fund	9,262
Macquarie Tax-Free Pennsylvania Fund	13,681
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Macquarie Tax-Free Pennsylvania Fund). Macquarie Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$802
Macquarie Tax-Free California Fund	2,977
Macquarie Tax-Free Colorado Fund	2,353
Macquarie Tax-Free Idaho Fund	1,487
Macquarie Tax-Free New York Fund	2,804
Macquarie Tax-Free Pennsylvania Fund	5,466

For the six months ended February 28, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Tax-Free Arizona Fund	$64
Macquarie Tax-Free California Fund	738
Macquarie Tax-Free Colorado Fund	2,377
Macquarie Tax-Free Idaho Fund	4,433
Macquarie Tax-Free New York Fund	1,493
Macquarie Tax-Free Pennsylvania Fund	6,590
For the six months ended February 28, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Tax-Free California Fund	$478	$—
Macquarie Tax-Free Colorado Fund	1,466	—
Macquarie Tax-Free Idaho Fund	41,481	205
Macquarie Tax-Free New York Fund	373	1,051
Macquarie Tax-Free Pennsylvania Fund	9	—
Macquarie Tax-Free Arizona did not receive gross CDSC commissions on redemptions of Class A and Class C shares for the six months ended February 28, 2025.
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the six months ended February 28, 2025, DMC reimbursed each Fund the following amounts in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Macquarie Tax-Free Arizona Fund	$18,576
Macquarie Tax-Free California Fund	31,481
Macquarie Tax-Free Colorado Fund	9,849
Macquarie Tax-Free Idaho Fund	14,983
Macquarie Tax-Free New York Fund	17,190
Macquarie Tax-Free Pennsylvania Fund	109,852
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
3. Investments
For the six months ended February 28, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Tax-Free Arizona Fund	$2,138,000	$2,276,281
Macquarie Tax-Free California Fund	54,909,781	16,717,214
Macquarie Tax-Free Colorado Fund	29,076,292	9,166,454
Macquarie Tax-Free Idaho Fund	16,242,447	10,970,934
Macquarie Tax-Free New York Fund	56,766,104	18,081,150
Macquarie Tax-Free Pennsylvania Fund	49,654,190	28,378,992
At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Tax-Free Arizona Fund	$59,836,396	$1,350,039	$(3,697,024)	$(2,346,985)
Macquarie Tax-Free California Fund	319,583,703	6,686,381	(5,493,386)	1,192,995
Macquarie Tax-Free Colorado Fund	246,906,023	5,205,960	(8,076,433)	(2,870,473)
Macquarie Tax-Free Idaho Fund	137,559,404	3,245,318	(6,725,352)	(3,480,034)
Macquarie Tax-Free New York Fund	294,455,498	6,589,377	(6,308,946)	280,431

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Tax-Free Pennsylvania Fund	$437,505,394	$13,430,325	$(12,529,414)	$900,911
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Tax-Free Arizona Fund	$ 875,769	$2,638,909	$ 3,514,678
Macquarie Tax-Free California Fund	1,815,648	2,905,757	4,721,405
Macquarie Tax-Free Colorado Fund	4,966,735	4,404,055	9,370,790
Macquarie Tax-Free Idaho Fund	4,533,885	4,172,436	8,706,321
Macquarie Tax-Free New York Fund	1,425,474	2,949,378	4,374,852
Macquarie Tax-Free Pennsylvania Fund	7,567,126	9,027,096	16,594,222
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements
Macquarie Funds state tax-free funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2025:
Macquarie Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$56,439,411
Short-Term Investments	1,050,000
Total Value of Securities	$57,489,411

Macquarie Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$317,276,698
Short-Term Investments	3,500,000
Total Value of Securities	$320,776,698
Macquarie Tax-Free Colorado Fund
Level 2
Securities
Assets:
Municipal Bonds	$237,260,550
Short-Term Investments	6,775,000
Total Value of Securities	$244,035,550
Macquarie Tax-Free Idaho Fund
Level 2
Securities
Assets:
Municipal Bonds	$134,079,370
Macquarie Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$291,255,929
Short-Term Investments	3,480,000
Total Value of Securities	$294,735,929
Macquarie Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$430,606,305
Short-Term Investments	7,800,000
Total Value of Securities	$438,406,305
During the six months ended February 28, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Macquarie Funds state tax-free funds
3. Investments (continued)
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2025, there were no Level 3 investments in any of the Funds.
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Tax-Free Arizona Fund		Macquarie Tax-Free California Fund		Macquarie Tax-Free Colorado Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	171,570	196,675	1,645,050	1,907,043	1,102,886	1,269,068
Class C	11,263	25,313	18,396	50,552	11,709	30,837
Institutional Class	244,219	455,135	4,538,492	7,774,166	2,583,595	3,870,454

Shares from reorganization:[1]
Class A	—	—	—	676,254	—	—
Class C	—	—	—	33,657	—	—
Institutional Class	—	—	—	415,689	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	60,498	136,073	132,873	247,218	191,082	393,077
Class C	1,129	2,430	2,674	6,142	2,830	7,271
Institutional Class	24,463	46,605	307,242	508,651	167,948	292,458
	513,142	862,231	6,644,727	11,619,372	4,060,050	5,863,165

Shares redeemed:
Class A	(273,219)	(874,305)	(795,951)	(1,510,183)	(631,411)	(2,472,772)
Class C	(2,036)	(28,292)	(40,246)	(50,645)	(14,283)	(138,747)
Institutional Class	(175,637)	(459,849)	(2,549,523)	(3,750,778)	(1,104,046)	(3,398,418)
	(450,892)	(1,362,446)	(3,385,720)	(5,311,606)	(1,749,740)	(6,009,937)
Net increase (decrease)	62,250	(500,215)	3,259,007	6,307,766	2,310,310	(146,772)

	Macquarie Tax-Free Idaho Fund		Macquarie Tax-Free New York Fund		Macquarie Tax-Free Pennsylvania Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	1,530,682	1,108,251	3,050,257	4,414,397	3,899,571	9,464,115
Class C	16,508	98,978	99,758	316,750	235,438	698,734
Institutional Class	978,159	1,875,245	2,775,693	4,149,088	3,109,919	5,461,598

Shares issued upon reinvestment of dividends and distributions:
Class A	101,489	207,877	252,194	422,168	735,298	1,523,820
Class C	5,050	11,457	6,233	8,145	22,389	40,889
Institutional Class	90,922	176,734	152,517	236,607	227,655	386,625
	2,722,810	3,478,542	6,336,652	9,547,155	8,230,270	17,575,781

Shares redeemed:
Class A	(859,799)	(1,539,920)	(1,449,606)	(2,476,530)	(3,458,722)	(11,153,572)
Class C	(43,927)	(131,826)	(77,354)	(165,957)	(119,937)	(507,357)
Institutional Class	(1,096,459)	(1,471,466)	(1,426,291)	(2,028,169)	(1,465,439)	(3,544,272)
	(2,000,185)	(3,143,212)	(2,953,251)	(4,670,656)	(5,044,098)	(15,205,201)
Net increase	722,625	335,330	3,383,401	4,876,499	3,186,172	2,370,580
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2025 and the year ended August 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free Arizona Fund*
Year ended
8/31/24	114,002	—	—	—	114,002	$1,065,336

Macquarie Tax-Free California Fund*
Year ended
8/31/24	7,211	—	30,248	30,309	7,211	399,576

Notes to financial statements
Macquarie Funds state tax-free funds
4. Capital Shares (continued)
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free Colorado Fund
Six months ended
2/28/25	33,999	—	—	—	33,999	$355,348
Year ended
8/31/24	49,422	3,384	4,394	4,394	52,812	586,324

Macquarie Tax-Free Idaho Fund
Six months ended
2/28/25	—	—	1,626	1,626	—	17,029
Year ended
8/31/24	27,009	—	17,503	17,520	27,009	468,270

Macquarie Tax-Free New York Fund
Six months ended
2/28/25	518	37	—	36	518	5,931
Year ended
8/31/24	30,386	104	—	104	30,404	313,986

Macquarie Tax-Free Pennsylvania Fund
Six months ended
2/28/25	9,996	3,384	—	3,389	10,003	99,143
Year ended
8/31/24	110,344	14,796	—	14,810	110,349	919,281
*Macquarie Tax-Free Arizona Fund and Macquarie Tax-Free California Fund did not have any exchange transactions for the six months ended February 28, 2025.
5. Reorganization
The following reorganization did not take place during the reporting period covered by this report. On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy California Municipal High Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Macquarie Tax-Free California Fund (the “Acquiring Fund”), a series of Voyageur Mutual Funds (the “Trust”) (the “Reorganization”). On June 27, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund, and (ii) Voyageur Mutual Funds on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$7,115,020	821,596	676,254	$68,507,883	0.8178
Class C	357,099	41,235	33,657	1,983,584	0.8162
Class I/ Institutional Class*	4,402,146	508,331	415,689	131,292,034	0.8178
Class Y**	46,511	5,371	—	—	—
* Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $11,942,940. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $213,704,277.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund’s pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$9,352,466
Net realized loss on investments	(1,675,553)
Net change in unrealized appreciation (depreciation)	14,897,182
Net increase in net assets resulting from operations	$22,574,095
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its

Notes to financial statements
Macquarie Funds state tax-free funds
6. Line of Credit (continued)
particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of February 28, 2025, or at any time during the period then ended.
7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2025, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally

Notes to financial statements
Macquarie Funds state tax-free funds
8. Geographic, Credit and Market Risks (continued)
recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or

Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
On February 11-13, 2025, the Board approved the reorganization of Macquarie Tax-Free Arizona Fund into and with a substantially similar fund and class of another Macquarie Fund (the “Reorganization II”) as shown in the table below:
Acquired Fund	Acquiring Fund
Macquarie Tax-Free Arizona Fund, a series of Voyageur Insured Funds	Macquarie Tax-Free USA Fund, a series of Delaware Group® Tax-Free Fund
If approved by Acquired Fund shareholders, the Reorganization II is anticipated to occur in June 2025.
Management has determined that no other material events or transactions occurred subsequent to February 28, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4362000)
SA-WEST-0425
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 25, 2025